Marketable securities, Reconciliation of the movement FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of the movement FVOCI [Abstract]
Revaluation adjustments	$ 41	$ (493)
Movement of expected credit losses on assets measured at FVOCI	19	(50)
Movement on marketable securities through OCI	$ 60	$ (543)